Loans Payable (Line of Credit Grid Note) (Details)															3 Months Ended		7 Months Ended	12 Months Ended
	Aug. 22, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Dec. 03, 2015 USD ($) $ / shares shares	Nov. 25, 2015 USD ($)	Oct. 30, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 15, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jun. 24, 2015 USD ($)	Jun. 11, 2015 USD ($)	Sep. 16, 2013	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Nov. 25, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Oct. 10, 2016 shares	Jul. 18, 2016 USD ($)	May 09, 2016 $ / shares	Dec. 04, 2015 USD ($)
Line of Credit Facility [Line Items]
Shares issued (shares) | shares			437,500
Share price (in dollars per share) | $ / shares			$ 9.4
Common stock offerings			$ 4,112,000												$ 0	$ 1,757,000		$ 4,117,000	$ 0
Long-term debt															$ 8,853,000			28,712,000
Affiliated Entity
Line of Credit Facility [Line Items]
Share price (in dollars per share) | $ / shares			$ 9.4
Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Notes redeemed amount	$ 30,175,000
Note Exchange Agreement | SIC III
Line of Credit Facility [Line Items]
Notes redeemed amount	3,150,000
Subsequent Event | Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Notes redeemed amount	$ 30,174,969
Series C Preferred Stock | Affiliated Entity
Line of Credit Facility [Line Items]
Share price (in dollars per share) | $ / shares																						$ 6.20
Series C Preferred Stock | SIC III
Line of Credit Facility [Line Items]
Preferred shares converted (in shares) | shares		3,000
Series C Preferred Stock | Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares	30,175
Conversion price (USD per share) | $ / shares	$ 1,000
Series C Preferred Stock | Note Exchange Agreement | SIC III
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares	3,150
Series C Preferred Stock | Subsequent Event | SIC III
Line of Credit Facility [Line Items]
Preferred shares converted (in shares) | shares		3,000
Series C Preferred Stock | Subsequent Event | Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares	30,175
Conversion price (USD per share) | $ / shares	$ 1,000
Common Stock
Line of Credit Facility [Line Items]
Shares issued (shares) | shares															1,013,068
Common Stock | SIC III
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares		890,898
Common Stock | Mr. Sillerman
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares		5,066,654
Common Stock | Subsequent Event
Line of Credit Facility [Line Items]
Shares issued (shares) | shares																				136,304
Common Stock | Subsequent Event | SIC III
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares		890,898
Common Stock | Subsequent Event | Mr. Sillerman
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares		5,066,654
Exchange Agreement
Line of Credit Facility [Line Items]
Common stock outstanding value (at least)		$ 10,000,000
Share exchange price (USD per share) | $ / shares		$ 5.20
Exchange Agreement | Subsequent Event
Line of Credit Facility [Line Items]
Common stock outstanding value (at least)		$ 10,000,000
Share exchange price (USD per share) | $ / shares		$ 5.20
Line of Credit Grid Note | Affiliated Entity
Line of Credit Facility [Line Items]
Line of credit, amount outstanding	$ 900,000
Line of Credit Grid Note | Subsequent Event | Affiliated Entity
Line of Credit Facility [Line Items]
Line of credit, amount outstanding	$ 900,000
Line of Credit | Amended Exchange Agreement | Subsequent Event
Line of Credit Facility [Line Items]
Debt issue amount																					$ 2,000,000
Remaining borrowing capacity																					5,000,000
Line of Credit | Secured Revolving Line Of Credit With SIC VI
Line of Credit Facility [Line Items]
Interest expense															$ 77,000	$ 96,000
Line of Credit | Line of Credit Grid Note
Line of Credit Facility [Line Items]
Debt issue amount																			10,000,000
Interest rate													12.00%
Stated interest rate in the event of default													14.00%
Interest coverage ratio													1
Interest coverage ratio, term													12 months
Draw on line of credit				$ 1,000,000	$ 600,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000		$ 2,000,000	$ 1,000,000				$ 10,100,000
Repayment of note											$ 1,425,000
Loans payable			$ 8,675,000																				$ 4,563,000
Debt default, term after due date												5 days	5 days	5 days
Interest expense																		574,000	$ 10,000
Line of Credit | Exchange Agreement
Line of Credit Facility [Line Items]
Long-term debt															$ 900,000			$ 4,563,000
Line of Credit | Exchange Agreement | Amended Exchange Agreement
Line of Credit Facility [Line Items]
Debt issue amount																					2,000,000
Additional draw amount																					5,000,000
Remaining borrowing capacity																					3,605,000
Line of Credit | Exchange Agreement | Amended Exchange Agreement | Subsequent Event
Line of Credit Facility [Line Items]
Debt issue amount																					2,000,000
Additional draw amount																					5,000,000
Remaining borrowing capacity																					$ 4,291,000